GOODWILL (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF GOODWILL

The following table presents goodwill by reporting unit (in thousands):

	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at June 30, 2026	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at June 30, 2026	$—	$723	$—	$723